SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense				¥ 333,686	¥ 189,756	¥ 105,877
Restricted shares
Number of Shares
Outstanding, beginning				33,357,296	29,510,504	24,525,620
Granted (in shares)				11,710,848	14,551,472	13,202,512
Vested (in shares)				(12,684,640)	(9,122,432)	(7,326,620)
Forfeited (in shares)				(1,364,736)	(1,582,248)	(891,008)
Outstanding, end				31,018,768	33,357,296	29,510,504
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning				¥ 22.4	¥ 9.3	¥ 5.3
Granted (in RMB per share)				66.7	34.2	14.5
Vested (in RMB per share)				14.1	9.3	6.0
Forfeited (in RMB per share)				25.1	10.7	5.9
Outstanding, end				¥ 42.4	¥ 22.4	¥ 9.3
Total unrecognized compensation expense				¥ 574,564
Total share based compensation expense				¥ 333,686	¥ 189,447	¥ 89,804
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 8 months 23 days
Intrinsic value of restricted shares vested				¥ 827,396	¥ 311,923	¥ 160,264
Intrinsic value of unvested restricted shares				¥ 2,369,023
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	11,520,312	14,314,160	12,941,952